Restructuring and Other - Summary of Restructuring and Other and Other Unusual Charges or Benefits (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Other impairments	[1]	$ 12.8	$ 5.9	$ 0.0
Cash	[2]	27.5	10.8	2.8
Accelerated vesting on equity awards (see Note 13)	[2]	7.7	4.2	0.0
Total severance costs	[2]	35.2	15.0	2.8
COVID-19 related charges included in restructuring and other		0.0	0.1	1.0
Transaction and other costs	[3]	84.9	6.2	2.5
Total Restructuring and Other		132.9	27.2	6.3
Content charges included in direct operating expense	[4]	1.5	8.1	0.0
COVID-19 related charges (benefit) included in Direct operating expense	[5]	(0.9)	(8.9)	(5.2)
Charges related to Russia's invasion of Ukraine included in direct operating expense	[6]	0.0	0.0	5.9
Total restructuring and other and other unusual charges not included in restructuring and other		$ 133.5	$ 26.4	$ 7.0

[1]	Amounts in the fiscal year ended March 31, 2024 include $12.8 million of development costs written off in connection with changes in strategy in the Television Production segment as a result of the acquisition of eOne. Amounts in the fiscal year ended March 31, 2023 include an impairment of an operating lease right-of-use asset related to the Studio Business and corporate facilities amounting to $5.8 million associated with a portion of a facility lease that will no longer be utilized by the Company. The impairment reflects a decline in market conditions since the inception of the lease impacting potential sublease opportunities, and represents the difference between the estimated fair value, which was determined based on the expected discounted future cash flows of the lease asset, and the carrying value.
[2]	Severance costs in the fiscal years ended March 31, 2024, 2023 and 2022 were primarily related to restructuring activities and other cost-saving initiatives. In fiscal 2024, amounts were due to restructuring activities including integration of the acquisition of eOne and our Motion Picture and Television Production segment.
[3]	Amounts in the fiscal years ended March 31, 2024, 2023 and 2022 reflect transaction, integration and legal costs associated with certain strategic transactions, and restructuring activities and also include costs and benefits associated with legal and other matters. In fiscal 2024, these amounts include $49.2 million associated with the acquisition of additional interest in 3 Arts Entertainment. Due to the new arrangement representing a modification of terms of the compensation element under the previous arrangement which resulted in the reclassification of the equity award to a liability award, the Company recognized incremental compensation expense of $49.2 million, representing the excess of the fair value of the modified award over amounts previously expensed. See Note 11 for further information. In addition, transaction and other costs in fiscal 2024 includes approximately $16.6 million of a loss associated with a theft at a production of a 51% owned consolidated entity. The Company expects to recover a portion of this amount under its insurance coverage and from the noncontrolling interest holders of this entity. The remaining amounts in fiscal 2024 primarily represent acquisition and integration costs related to the acquisition of eOne, and costs associated with the separation of the Starz Business from the Studio Business.
[4]	Amounts represent certain unusual content charges. In the fiscal year ended March 31, 2023, the amounts represent development costs written off as a result of changes in strategy across the Company’s theatrical slate in connection with certain management changes and changes in the theatrical marketplace in the Motion Picture segment. These charges are excluded from segment results and included in amortization of investment in film and television programs in direct operating expense on the combined statement of operations.
[5]	Amounts reflected in direct operating expense include incremental costs associated with the pausing and restarting of productions including paying/hiring certain cast and crew, maintaining idle facilities and equipment costs resulting from circumstances associated with the COVID-19 global pandemic, net of insurance recoveries of $1.0 million, $8.4 million and $15.6 million in fiscal 2024, 2023 and 2022, respectively. In fiscal years ended March 31, 2024, 2023 and 2022, insurance recoveries exceeded the incremental costs expensed in the year, resulting in a net benefit included in direct operating expense. The Company is in the process of seeking additional insurance recovery for some of these costs. The ultimate amount of insurance recovery cannot be estimated at this time.
[6]	Amounts represent charges related to Russia’s invasion of Ukraine, primarily related to bad debt reserves for accounts receivable from customers in Russia, included in direct operating expense in the combined statements of operations.